Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT SPARX JAPAN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 166 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted
		portfolio position in the fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance , therefore , will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund may invest in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of securities market indices , is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to
		replicate.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations. The table compares the performance of the Fund's Institutional Class shares (before and after taxes)
over time to that of the Tokyo Stock Price Index (also known as TOPIX), and to the Russell/Nomura Total Market Index. (The returns of the MSCI Japan Index are
also reflected below.)   Both the bar chart and table assume reinvestment of
dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance
		may be higher or lower in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI Japan Index is a market capitalization weighted index of Japanese equities. The average annual total returns of the MSCI Japan Index for the one year, five year and since inception periods ended December 31, 2011 were -14.19%, -6.43% and 1.74%, respectively.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
25.12% for the quarter ended March 31, 2004 and the lowest quarterly return was
		-18.76% for the quarter ended September 30, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Russell/Nomura
Total Market Index contains the top 98% of all stocks listed on Japan's stock exchanges and registered on Japan's OTC market, in terms of market capitalization. The Russell/Nomura Total Market Index is replacing the MSCI
Japan Index because the Fund believes that the composition of the Russell/Nomura
Total Market Index better reflects the Fund's holdings for comparison purposes.
The MSCI Japan Index is a market capitalization weighted index of Japanese equities. The average annual total returns of the MSCI Japan Index for the one year, five year and since inception periods ended December 31, 2011 were
-14.19%, -6.43% and 1.74%, respectively.

Returns are presented in U.S. Dollar terms and take into account reinvestment of
		dividends.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | TOPIX
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | Russell/Nomura Total Market Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | Institutional Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Annual Return 2004	rr_AnnualReturn2004	36.40%
Annual Return 2005	rr_AnnualReturn2005	50.41%
Annual Return 2006	rr_AnnualReturn2006	(12.83%)
Annual Return 2007	rr_AnnualReturn2007	(14.19%)
Annual Return 2008	rr_AnnualReturn2008	(27.49%)
Annual Return 2009	rr_AnnualReturn2009	9.77%
Annual Return 2010	rr_AnnualReturn2010	20.79%
Annual Return 2011	rr_AnnualReturn2011	0.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | Institutional Class shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | Institutional Class shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.